Related Party Transactions (Details) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related party transactions
Costs and expenses allocated from SINA(2)	$ 18,603,000	$ 23,129,000	$ 28,796,000	$ 29,126,000
Related party outstanding balance:
Amount due from SINA (Note 10)	498,618,000		515,534,000		$ 548,900,000
Loans to and interest receivable	336,558,000		283,904,000		158,622,000
Impairment charges on loans to and interest receivable from other related parties			$ 0	$ 50,200,000
Accounts receivable due from other related parties	41,000,000.0				42,500,000
Accounts payable due to other related parties	28,700,000				30,800,000
Accrued and other liabilities due to other related parties	$ 5,400,000				4,800,000
impairment charges on loans to and interest receivable from other related parties					82,200,000
SINA (Note 10)
Related party transactions
Loan agreement term	1 year	1 year	1 year	1 year
Loan to SINA	$ 310,923,000	$ 188,194,000	$ 481,215,000	$ 443,637,000
Loan repaid by SINA	388,354,000	146,697,000	547,660,000	146,697,000
Revenue billed through SINA	24,586,000	23,712,000	46,374,000	29,233,000
Revenue from services provided to SINA	11,707,000	11,534,000	21,199,000	15,541,000
Total revenues	36,293,000	35,246,000	67,573,000	44,774,000
Costs and expenses allocated from SINA(2)	18,603,000	23,129,000	28,796,000	29,126,000
Interest income on loans to SINA	9,995,000	4,936,000	13,985,000	8,647,000
Other costs and expenses billed by SINA	21,900,000	20,100,000	35,500,000	32,900,000
Costs and expenses paid by Weibo on behalf of SINA and allocated	1,500,000	3,000,000.0	2,200,000	5,700,000
Related party outstanding balance:
Amount due from SINA (Note 10)	498,618,000		515,534,000		548,900,000
Loans to and interest receivable	480,700,000		487,900,000		547,900,000
Alibaba (Note 10)
Related party transactions
Services provided by Alibaba	21,504,000	26,400,000	33,462,000	39,634,000
Related party outstanding balance:
Accounts receivable due from related parties	122,991,000		98,262,000		135,321,000
Alibaba (Note 10) | Advertiser
Related party transactions
Total revenues	73,266,000	63,313,000
Related party outstanding balance:
Accounts receivable due from related parties	122,991,000				135,321,000
Alibaba (Note 10) | Agent
Related party transactions
Total revenues	36,652,000	9,229,000
Company A
Related party outstanding balance:
Loans to and interest receivable	18,546,000				79,762,000
Company B
Related party outstanding balance:
Loans to and interest receivable	15,056,000		15,082,000		21,771,000
Company C
Related party outstanding balance:
Loans to and interest receivable	270,898,000		231,304,000		41,205,000
Other related parties (Note 10)
Related party transactions
Total revenues	22,700,000	18,000,000.0
Related party outstanding balance:
Accounts receivable due from related parties	40,972,000		41,165,000		42,530,000
Loans to and interest receivable	32,058,000		37,518,000		15,884,000
Other revenues generated from related parties	900,000	900,000	1,700,000	1,800,000
Cost and expenses recognized from transactions with other related parties	$ 20,200,000	16,700,000	29,100,000	30,100,000
Accounts payable due to other related parties			19,700,000		30,800,000
Accrued and other liabilities due to other related parties			$ 6,300,000		$ 4,800,000
Minimum | SINA (Note 10)
Related party outstanding balance:
Annual interest rate	1.00%				1.00%
Minimum | Company B
Related party outstanding balance:
Annual interest rate	3.50%		3.50%
Maximum | SINA (Note 10)
Related party outstanding balance:
Annual interest rate	4.50%		4.50%
Maximum | Company B
Related party outstanding balance:
Annual interest rate	10.00%		10.00%
Advertising and marketing revenues | SINA (Note 10)
Related party transactions
Total revenues	$ 30,931,000	27,624,000	$ 58,178,000	34,149,000
Advertising and marketing revenues | Alibaba (Note 10) | Advertiser
Related party transactions
Total revenues			94,068,000	92,468,000
Advertising and marketing revenues | Alibaba (Note 10) | Agent
Related party transactions
Total revenues			40,824,000	20,438,000
Advertising and marketing revenues | Other related parties (Note 10)
Related party transactions
Total revenues			38,700,000	33,400,000
Value-added services revenues | SINA (Note 10)
Related party transactions
Total revenues			$ 9,395,000	$ 10,625,000
Other revenues | SINA (Note 10)
Related party transactions
Total revenues	$ 5,362,000	$ 7,622,000